Business Combination - Summary of Amount of Identified Assets Acquired and Liabilities Assumed (Details) - Music Content Company ¥ in Millions	Oct. 31, 2018 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	¥ 68
Accounts and other receivables	101
Intangible assets acquired in business combinations	297
Prepayments, deposits and other assets	162
Deferred revenue	(18)
Other payables, accruals and other current liabilities	(57)
Deferred tax liabilities	(105)
Goodwill	798
Identifiable assets acquired (liabilities assumed)	¥ 1,246